CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 133,161	$ 963,938
Restricted cash		638
Short-term investments	821,134	102,134
Accounts receivable, net	12,172	32,701
Notes receivable	2,767	1,393
Inventories, net	45,380	62,582
Prepayments and other current assets	8,752	27,882
Total current assets	1,023,366	1,191,268
Non-current assets:
Property, equipment and software, net	3,827	6,805
Operating lease right-of-use assets, net	9,736	22,181
Long-term investments	18,031	26,078
Other non-current assets	1,179	1,818
Total non-current assets	32,773	56,882
Total assets	1,056,139	1,248,150
Current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of 1,221 and 1,422 as of December 31, 2021 and 2022, respectively):
Accounts payable	9,595	12,212
Advance from customers	27,633	31,088
Deferred revenue, current	6,821	9,254
Accruals and other current liabilities	33,383	50,847
Lease liabilities, current	3,850	5,697
Total current liabilities	81,282	109,098
Non-current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of 38 and nil as of December 31, 2021 and 2022, respectively):
Lease liabilities, non-current	5,292	16,048
Deferred revenue, non-current	394	859
Other non-current liabilities	7,004	8,484
Total non-current liabilities	12,690	25,391
Total liabilities	93,972	134,489
Shareholders' equity:
Treasury stock (US$0.00005 par value; 11,604,808 and 25,596,331 shares as of December 31, 2021 and 2022, respectively)	(86,438)	(46,930)
Additional paid-in capital	1,584,764	1,526,140
Accumulated other comprehensive income/(loss)	(22,115)	2,320
Accumulated deficit	(514,073)	(367,898)
Total shareholders' equity	962,167	1,113,661
Total liabilities and shareholders' equity	1,056,139	1,248,150
Common Stock
Shareholders' equity:
Ordinary shares
Class A ordinary shares
Shareholders' equity:
Ordinary shares	25	25
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 4	$ 4